Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Fixed Rate of Instruments [Abstract]
Common Equity Tier 1 Capital	$ 36,071	$ 32,721
Tier 1 Capital	41,201	37,220
Total Capital	48,340	44,116
Common Equity Tier 1 Capital Risk-Weighted Assets	317,029	289,237
Tier 1 Capital Risk-Weighted Assets	317,029	289,420
Total Capital Risk-Weighted Assets	317,029	289,604
Leverage Exposure	$ 956,493	$ 876,106
Common Equity Tier 1 Capital Ratio	11.40%	11.30%
Tier 1 Capital Ratio	13.00%	12.90%
Total Capital Ratio	15.20%	15.20%
Leverage Ratio	4.30%	4.20%